Transition to new accounting standards (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of initial application of standards or interpretations [abstract]
Disclosure of impact of transition to new accounting standards

Impact of transition	31 March 2019 (before the impact of IFRS 16)[1] £m	IFRS 16 transition adjustments £m	1 April 2019 As restated £m
Property, plant and equipment – Right-of-use assets
Land and buildings	2,560	381	2,941
Plant and machinery	36,911	67	36,978
Assets in the course of construction	5,049	—	5,049
Motor vehicles and office equipment	339	20	359
Total property, plant and equipment	44,859	468	45,327
Borrowings – Lease liabilities
Current	(65)	(48)	(113)
Non-current	(205)	(426)	(631)
Total lease liabilities	(270)	(474)	(744)
Other liabilities
Trade and other payables	(3,769)	3	(3,766)
Other non-current liabilities	(808)	3	(805)

Net assets	19,568	—	19,568

Equity
Total equity	19,568	—	19,568
1.    Comparative amounts have been revised as described in note 1F.
The impact of the transition on the opening consolidated statement of financial position is set out in the following table:

Impact of transition	31 March 2018 (Before the impact of transition adjustments)*	Transition adjustments		1 April 2018
		IFRS 9	IFRS 15
	£m	£m	£m	£m
Non-current assets
Goodwill	4,984	—	—	4,984
Other intangible assets	899	—	—	899
Property, plant and equipment	40,730	—	—	40,730
Other non-current assets	115	—	—	115
Pension assets	1,409	—	—	1,409
Financial and other investments	899	—[1]	—	899
Investments in joint ventures and associates	2,168	—	—	2,168
Derivative financial assets	1,319	—	—	1,319
Total non-current assets	52,523	—	—	52,523
Current assets
Inventories and current intangible assets	341	—	—	341
Trade and other receivables	2,798	—[2]	(3)	2,795
Current tax assets	114	—	—	114
Financial and other investments	2,694	—[1]	—	2,694
Derivative financial assets	405	—	—	405
Cash and cash equivalents	329	—	—	329
Total current assets	6,681	—	(3)	6,678
Total assets	59,204	—	(3)	59,201
Current liabilities
Borrowings	(4,447)	—	—	(4,447)
Derivative financial liabilities	(401)	—	—	(401)
Trade and other payables	(3,453)	—	59[7]	(3,394)
Contract liabilities	—	—	(53)[7]	(53)
Current tax liabilities	(123)	—	—	(123)
Provisions	(273)	—	—	(273)
Total current liabilities	(8,697)	—	6	(8,691)
Non-current liabilities
Borrowings	(22,178)	(32)[3]	—	(22,210)
Derivative financial liabilities	(660)	—	—	(660)
Other non-current liabilities	(1,317)	—	567[7]	(750)
Contract liabilities	—	—	(813)[7]	(813)
Deferred tax liabilities	(3,868)	5[4]	74[8]	(3,789)
Pensions and other post-retirement benefit obligations	(1,672)	—	—	(1,672)
Provisions	(1,779)	—	—	(1,779)
Total non-current liabilities	(31,474)	(27)	(172)	(31,673)
Total liabilities	(40,171)	(27)	(166)	(40,364)
Net assets	19,033	(27)	(169)	18,837
Equity
Share capital	452	—	—	452
Share premium account	1,321	—	—	1,321
Retained earnings	21,784	(99)[5]	(169)[9]	21,516
Other equity reserves	(4,540)	72[6]	—	(4,468)
Total shareholders’ equity	19,017	(27)	(169)	18,821
Non-controlling interests	16	—	—	16
Total equity	19,033	(27)	(169)	18,837
*Comparative amounts have been revised as described in note 1F.

Disclosure of financial liabilities at date of initial application of IFRS 9
The table below illustrates those financial assets and liabilities that were reclassified at 1 April 2018:

Financial asset/liability	Note	Original measurement category under IAS 39	New measurement category under IFRS 9	Original carrying amount under IAS 39 £m	Change to measurement basis under IFRS 9 £m	New carrying amount under IFRS 9 £m
Money market funds and fund investments in equities and bonds	15	Available-for-sale investments	Financial assets at FVTPL	2,294	—	2,294
Cash surrender value of life insurance policies and investments in debt securities	15	Available-for-sale investments	Financial assets at FVOCI	343	—	343
Investments in equity securities	15	Available-for-sale investments	Financial assets at FVOCI (equity instruments)	84	—	84
Loans to joint ventures and associates and restricted balances	15	Loans and receivables	Financial assets at amortised cost	872	—	872
Borrowings	21	Financial liabilities at amortised cost	Financial liabilities at fair value through profit and loss	(570)	(32)	(602)

Disclosure of financial assets at date of initial application of IFRS 9
The table below illustrates those financial assets and liabilities that were reclassified at 1 April 2018:

Financial asset/liability	Note	Original measurement category under IAS 39	New measurement category under IFRS 9	Original carrying amount under IAS 39 £m	Change to measurement basis under IFRS 9 £m	New carrying amount under IFRS 9 £m
Money market funds and fund investments in equities and bonds	15	Available-for-sale investments	Financial assets at FVTPL	2,294	—	2,294
Cash surrender value of life insurance policies and investments in debt securities	15	Available-for-sale investments	Financial assets at FVOCI	343	—	343
Investments in equity securities	15	Available-for-sale investments	Financial assets at FVOCI (equity instruments)	84	—	84
Loans to joint ventures and associates and restricted balances	15	Loans and receivables	Financial assets at amortised cost	872	—	872
Borrowings	21	Financial liabilities at amortised cost	Financial liabilities at fair value through profit and loss	(570)	(32)	(602)